Investment Strategy - PUTNAM CORE EQUITY FUND	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performanceInvestments
Strategy Narrative [Text Block]
The fund invests mainly in common stocks (growth or value stocks or both) of U.S. companies of any size that the Investment Manager, as defined below, believes have favorable investment potential. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which the Investment Manager places on the company. The Investment Manager may also consider other factors it believes will cause the stock price to rise. The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity investments, including common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). This policy may be changed only after 60 days’ notice to shareholders.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund invests mainly in common stocks (growth or value stocks or both) of U.S. companies of any size that the Investment Manager, as defined below, believes have favorable investment potential. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which the Investment Manager places on the company.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Investment Manager may also consider other factors it believes will cause the stock price to rise. The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity investments, including common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). This policy may be changed only after 60 days’ notice to shareholders.